UNITED STATES
                  	SECURITIES AND EXCHANGE COMMISSION
                  	     	Washington, D.C.  20549

                              	FORM 13F

                        	FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2005

Check here if Amendment [  ]; Amendment Number:
 This Amendment (Check only one.):	[  ] is a restatement.
                                  			[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		YMCA RETIREMENT FUND
Address: 	140 BROADWAY
         	New York, NY 10005


13F File Number:  28-00178

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  	Vincent M. DeSio
Title:    	Treasurer
Phone:    	646-458-2485
Signature, Place, and Date of Signing:

    Vincent M. DeSio    New York, New York    March 31, 2005

Report Type (Check only one.):

[  ]        13F HOLDINGS REPORT.

[ X]        13F NOTICE.

[  ]        13F COMBINATION REPORT.

 List of Other Managers Reporting for this Manager:

BGI Russell 1000 Value
BGI Russell 1000 Growth
Alliance Bernstein
New Star
Hansberger Investment
Oechsle International
The Boston Company
Tyee Capital
Weatherbie
J.L. Kaplan
Reich & Tang
Blackrock
Western Asset Management